Investments (Details 12) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Realized Investment Gains and Losses
Net derivative gains (losses)	$ 490	$ 364	$ 254
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16
Net realized investment gains (losses)	$ 350	$ (1,609)	$ (236)